Expense Example	Oct. 28, 2026 USD ($)
SEI Ang Research Enhanced U.S. Large Cap Growth ETF | SEI Ang Research Enhanced U.S. Large Cap Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
SEI Ang Research Enhanced U.S. Large Cap Value ETF | SEI Ang Research Enhanced U.S. Large Cap Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	$ 32